Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Segment shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jan. 01, 2017 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Provision for estimated sales returns, rebates, stock rotations, and other customer rights	8,978,000	16,104,000
Severance expenses	$ 10,180,000	8,165,000	7,140,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	$ 18,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	$ 6,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	6.00%
Contributions by employer	$ 3,613,000	2,290,000	1,397,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 1,764,000	3,127,000	2,311,000
Allowance for doubtful accounts	1,911,000	2,255,000
Bad debt expense (income)	(344,000)	154,000	(1,834,000)
Write off of bad debts	$ 29,000	$ 0	$ 123,000
Anti-dilutive shares excluded from computation of earnings per share amount | shares	1,640,329	4,232,063	1,594,082
Manufacturing partner and supplier liabilities
Significant Accounting Policies [Line Items]
Significant costs associated with exposure	$ 0	$ 0
Accounting Standards Update 2016-09 | Retained earnings | Forfeitures
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings				$ (2,149,000)
Accounting Standards Update 2016-09 | Retained earnings | Income Tax Accounting
Significant Accounting Policies [Line Items]
Cumulative-effect net of tax adjustment to increase (decrease) retained earnings				$ 86,132,000
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	338,053,000	153,318,000
Gains (losses) from derivatives not designated as hedge	107,000	10,000
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	7,354,000	51,970,000
Other comprehensive income, gain (loss) on outstanding forward contracts	267,000	53,000
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	25,086,000	1,822,000	$ 378,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ 4,655,000	$ 120,000	$ (1,585,000)
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	8 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years